DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS - VIE Assets and Liabilities, Net Revenues, Net Loss and Cash Flows (Parenthetical) (Details)	9 Months Ended
	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Net cash provided by financing activities	¥ 32,403,119	$ 4,551,639	¥ 1,877,085
ATA Intelligent Learning
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Net cash provided by financing activities	1,200,000		1,200,000
ATA Intelligent Learning | Eliminations
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Net cash provided by financing activities	¥ 1,200,000		¥ 1,200,000
ATA Intelligent Learning | Huanqiuyimeng | Eliminations
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Percentage of equity interest	30.96%			30.96%
Equity interest investment	¥ 32,958,456			¥ 42,537,827